SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8:-SHAREHOLDERS' EQUITY

a.Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.Stock option plans:

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. During the years commencing in 2010 and through June 30, 2021, the Company's Board of Directors approved, in the aggregate, an increase of 7,355,112 shares to the number of shares available for grant under the 2008 Plan, bringing the total amount of shares available for grant to 8,355,112. As of June 30, 2021, an aggregate of 131,250 shares were available for future grants under the 2008 Plan.

The options granted under the 2008 Plan during the six months ended June 30, 2021 have vesting restrictions, valuations and contractual lives in similar nature to those described in Note 11 of the Notes to Company’s consolidated annual financial statements for the year ended December 31, 2020, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

Options granted to employees:

The fair value of the Company's stock options granted to employees for the six months ended June 30, 2021 and 2020 was estimated using the following weighted average assumptions:

	Six months ended June 30,
	2021	2020

Risk free interest	0.26%-0.6%	-
Dividend yields	0%	-
Volatility	41%-50%	-
Expected term (in years)	4.03-4.04	-

F - 15

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands (except per share data)

NOTE 8:-SHAREHOLDERS' EQUITY (Cont.)

A summary of employee and director option balances under the 2008 Plan as of June 30, 2021 and changes during the six months then ended are as follows:

	Number of options	Weighted- average exercise price (*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at January 1, 2021	2,776,778	$6.1	3	$4,142
Granted	2,002,500	$7.7
Exercised	(1,340,777)	$4.6
Forfeited	(593,750)	$8.1

Outstanding as of June 30, 2021	2,844,751	$7.5	4.8	$8,570

Exercisable as of June 30, 2021	304,543	$6.0	2.3	$1,274

(*) In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See also Note 8(c)).

The weighted-average grant-date fair value of options granted to employees during the six months ended June 30, 2021 was $2.55. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the six months ended June 30, 2021 was $14,024.

c.Dividends:

In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

In April 2019, the Company distributed a cash dividend in the amount of $24,864 or $0.45 per share.

In November 2020 the Company distributed a cash dividend, in the amount of $19,999 or $0.36 per share.

In January 2021, the Company distributed a cash dividend, in the amount of $35,003 or $0.63 per share.

The Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.